Credit Risk Profile by Business Division (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Credit Risk Profile by Business Division [Line Items]
Loans under credit risk profile	€ 433,832	€ 423,984
Off-balance sheet under credit risk profile	263,654	252,331
OTC derivates under credit risk profile	27,417	31,430
Debt securities under credit risk profile	142,857	142,986
Repo and repostyle transactions under credit risk profile	81,467	104,800
Total credit risk profile	949,227	955,531
Corporate & Investment Bank [Member]
Credit Risk Profile by Business Division [Line Items]
Loans under credit risk profile	164,163	153,473
Off-balance sheet under credit risk profile	217,203	206,021
OTC derivates under credit risk profile	27,028	30,993
Debt securities under credit risk profile	90,062	86,272
Repo and repostyle transactions under credit risk profile	76,032	99,335
Total credit risk profile	574,488	576,094
Private & Commercial Bank [Member]
Credit Risk Profile by Business Division [Line Items]
Loans under credit risk profile	269,384	270,398
Off-balance sheet under credit risk profile	45,969	46,082
OTC derivates under credit risk profile	353	422
Debt securities under credit risk profile	12,387	14,421
Repo and repostyle transactions under credit risk profile	260	835
Total credit risk profile	328,353	332,158
Asset Management [Member]
Credit Risk Profile by Business Division [Line Items]
Loans under credit risk profile	68	87
Off-balance sheet under credit risk profile	131	69
OTC derivates under credit risk profile	0	0
Debt securities under credit risk profile	419	106
Repo and repostyle transactions under credit risk profile	0	0
Total credit risk profile	618	262
Corporate & Other [Member]
Credit Risk Profile by Business Division [Line Items]
Loans under credit risk profile	216	26
Off-balance sheet under credit risk profile	351	159
OTC derivates under credit risk profile	37	15
Debt securities under credit risk profile	39,989	42,187
Repo and repostyle transactions under credit risk profile	5,175	4,630
Total credit risk profile	€ 45,768	€ 47,017